Business combinations - Acquisition of Business Agility Consulting - Narrative (Details)			1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 09, 2023 GBP (£) shares £ / shares	Feb. 08, 2022 GBP (£) shares £ / shares	Jun. 30, 2023 shares	Jun. 30, 2022 GBP (£) shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2022 GBP (£) shares	Jun. 30, 2021 GBP (£)	Oct. 06, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares			215,792	0	215,792	0
Fair value movement of financial liabilities					£ 12,247,000	£ 0	£ 0
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Initial cash consideration		£ 5,400,000
Equity consideration		£ 1,505,000
Share price (in GBP per share) | £ / shares		£ 94.80
Fair value of deferred consideration		£ 1,225,000
Contingent consideration payment period		20 months
Deferred consideration, settled				£ 200,000	£ 0
Fair value of contingent consideration		£ 6,901,000
Contingent consideration, payout, in percentage			0.00%		0.00%
Fair value movement of financial liabilities					£ 7,300,000
Deferred tax liability		296,000
Intangible assets - Client relationships		1,240,000
Goodwill expected to be deductible for tax purposes		£ 0
Business Agility Consulting BAC | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage		95.00%
Business Agility Consulting BAC | Restricted share unit
Disclosure of detailed information about business combination [line items]
Aggregate fair value of other equity instruments granted		£ 1,500,000
Business Agility Consulting BAC | Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability		300,000
Intangible assets - Client relationships		1,200,000
Tax base of intangible assets		£ 0						£ 0
Business Agility Consulting BAC | Maximum
Disclosure of detailed information about business combination [line items]
Vesting period					4 years
Business Agility Consulting BAC | Minimum
Disclosure of detailed information about business combination [line items]
Vesting period					3 years
Business Agility Consulting BAC | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares		15,874
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 44,272,000
Equity consideration	£ 5,337,000
Share price (in GBP per share) | £ / shares	£ 36.41
Fair value of deferred consideration	£ 2,468,000
Contingent consideration payment period			24 months
Fair value of contingent consideration	5,071,000
Deferred tax liability	4,197,000
Intangible assets - Client relationships	£ 16,459,000
DEK Corporation Pty Ltd | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	95.00%
DEK Corporation Pty Ltd | Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability	£ 4,200,000
Intangible assets - Client relationships	16,500,000
Tax base of intangible assets	£ 0
DEK Corporation Pty Ltd | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares	146,572